Class N [Member] Fees and Expenses	Dec. 31, 2025
Class N and Class Z | AMG Yacktman Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2027. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example Closing [Text Block]	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Class N [Member] | AMG Yacktman Special Opportunities Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2027. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example Closing [Text Block]	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.